Equity - Accumulated Other Comprehensive Income/(Loss) (Net of Tax) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net other comprehensive income(loss) after tax		$ 757
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(2,857)	$ (2,384)	$ (2,514)
Other comprehensive income (loss) before reclassifications		569	(456)	167
Release of cumulative translation adjustments	[1]	181
Net other comprehensive income(loss) before tax		750	(456)	167
Corresponding income tax		(45)	(17)	(37)
Net other comprehensive income(loss) after tax	[2]	705	(473)	130
Ending Balance		(2,152)	(2,857)	(2,384)
Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(238)	(266)	(295)
Other comprehensive income (loss) before reclassifications		4		(1)
Amounts reclassified to the statements of income		35	28	30
Net other comprehensive income(loss) before tax		39	28	29
Net other comprehensive income(loss) after tax	[2]	39	28	29
Ending Balance		(199)	(238)	(266)
Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(52)	(46)	(28)
Other comprehensive income (loss) before reclassifications		3	(1)	(17)
Amounts reclassified to the statements of income		12	(6)	(4)
Net other comprehensive income(loss) before tax		15	(7)	(21)
Corresponding income tax		(2)	1	3
Net other comprehensive income(loss) after tax	[2]	13	(6)	(18)
Ending Balance		(39)	(52)	(46)
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(3,148)	(2,697)	(2,838)
Other comprehensive income (loss) before reclassifications		572	(457)	149
Amounts reclassified to the statements of income		51	22	26
Release of cumulative translation adjustments	[1]	181
Net other comprehensive income(loss) before tax		804	(434)	175
Corresponding income tax		(47)	(16)	(34)
Net other comprehensive income(loss) after tax	[2]	757	(450)	141
Ending Balance		$ (2,391)	$ (3,148)	$ (2,697)

[1]	In connection with the sale of Teva’s business venture in Japan.
[2]	Amounts do not include $27 million gain in 2025, $61 million loss in 2024 and $50 million loss in 2023 from foreign currency translation adjustments attributable to redeemable and non-redeemable non-controlling interests.